Transactions and Balances with Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended	12 Months Ended
	Oct. 22, 2025	Dec. 30, 2024	Oct. 31, 2024	Aug. 13, 2024	Aug. 14, 2023	Nov. 17, 2022	Nov. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Apr. 01, 2025	Dec. 31, 2023	Dec. 28, 2023
Transactions and Balances with Related Parties [Line Items]
Other fee expenses							$ 10	$ 20
Bonus amount								51
Amount, ordinary shares								$ 1,907	$ 497	$ 17
Acquired ordinary shares (in Shares)								35,345
Aggregate value								$ 288
Listed share price (in Dollars per share)								$ 0.822
Loss on investment								$ 89	17
Cooperation agreement amount								$ 216	$ 63
Current investments						$ 1,500
Exchange common shares (in Shares)						192
Outstanding share capital, percentage						9.33%
Licensee issue price				$ 805
Milestones amount				$ 3,320
License agreement, description				(i) $50 upon a successful preclinical safety test, (ii) $100 upon first patient enrolled in phase I clinical trial, (iii) $120 upon first patient enrolled in Phase 2a clinical trial, (iv) $150 upon first patient enrolled in Phase 2b clinical trial, (v) $500 upon first patient enrolled in Phase 3 clinical trials, (vi) $800 upon approval by the U.S. Food and Drug Administration, (vii) $800 upon approval by an EU regulatory body, and (viii) $800 upon regulatory approval in any additional jurisdiction.
Aggregate net sales				5.00%
Number of ordinary share (in Shares)			1
Units received (in Shares)					1,124
Shares issued (in Shares)								365,444	57,293		3,739
Aggregate consideration	$ 321
Ordinary shares issued								$ 1
Polyrizon [Member]
Transactions and Balances with Related Parties [Line Items]
Amount, ordinary shares										$ 100
Initial Public Offering [Member]
Transactions and Balances with Related Parties [Line Items]
Number of units (in Shares)			684,931
Wellution Brand [Member]
Transactions and Balances with Related Parties [Line Items]
Services expenses								$ 120	$ 120
Nexera [Member]
Transactions and Balances with Related Parties [Line Items]
Amount, ordinary shares											$ 288
Acquired ordinary shares (in Shares)								660
Clearmind [Member]
Transactions and Balances with Related Parties [Line Items]
Cooperation agreement amount								$ 381
Warrants [Member]
Transactions and Balances with Related Parties [Line Items]
Purchase price per share (in Dollars per share)			$ 4.38
Units received (in Shares)			2,054,793
Ordinary shares (in Shares)								88
Pre-Funded Warrant [Member]
Transactions and Balances with Related Parties [Line Items]
Number of units (in Shares)			364,931
Purchase price per share (in Dollars per share)			$ 4.38
Units received (in Shares)			1,094,793
Shares issued (in Shares)									19,457
Licensee common warrants [Member]
Transactions and Balances with Related Parties [Line Items]
Shares issued (in Shares)		1,541,096
Aggregate consideration		$ 771
Ordinary Share [Member]
Transactions and Balances with Related Parties [Line Items]
Number of units (in Shares)			320,000
Purchase price per share (in Dollars per share)			$ 4.38
Units received (in Shares)			320,000
Shares issued (in Shares)								192				5,291
Ordinary Share [Member] | Warrants [Member]
Transactions and Balances with Related Parties [Line Items]
Units received (in Shares)			960,000
Ordinary Share [Member] | Pre-Funded Warrant [Member]
Transactions and Balances with Related Parties [Line Items]
Units received (in Shares)			364,931